Basis of Presentation and Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Basis of Presentation and Summary of Significant Accounting Policies
Equity investment goodwill	$ 48.8	$ 46.1